Premises, Equipment and Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Premises, Equipment And Other Assets [Abstract]
Premises and Equipment
Table 7.1 presents the components of premises and equipment.

Table 7.1: Premises and Equipment

(in millions)	Dec 31, 2021	Dec 31, 2020
Land	$1,759	1,808
Buildings	9,442	9,504
Furniture and equipment	7,420	7,449
Leasehold improvements	2,597	2,597
Finance lease ROU assets	32	32
Total premises and equipment	21,250	21,390
Less: Accumulated depreciation and amortization	12,679	12,495
Net book value, premises and equipment	$8,571	8,895

Other Assets
Table 7.2 presents the components of other assets.
Table 7.2: Other Assets

(in millions)	Dec 31, 2021	Dec 31, 2020
Corporate/bank-owned life insurance	$20,619	20,380
Accounts receivable (1)	20,831	38,116
Interest receivable:
AFS and HTM debt securities	1,360	1,368
Loans	1,950	2,838
Trading and other	305	415
Operating lease assets (lessor)	6,182	7,391
Operating lease ROU assets (lessee)	3,805	4,306
Customer relationship and other amortized intangibles	211	328
Foreclosed assets	112	159
Due from customers on acceptances	155	268
Other (2)	11,729	11,768
Total other assets	$67,259	87,337
(1)Primarily includes derivatives clearinghouse receivables, trade date receivables, and servicer advances.
(2)Primarily includes income tax receivables, prepaid expenses, and private equity and venture capital investments in consolidated portfolio companies.